Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,662
Ending balance	1,473	$ 1,662
Amortization expense	138	151	$ 149
Development costs capitalised	5
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,483	2,589
Additions	11	8
Acquisitions	1	3
Disposals		(3)
Foreign exchange	(100)	(114)
Ending balance	2,395	2,483	2,589
Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(821)	(705)
Charge for the year	(138)	(151)
Foreign exchange	37	35
Ending balance	(922)	(821)	(705)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,010
Ending balance	976	1,010
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,010	1,055
Acquisitions	(1)	3
Foreign exchange	(33)	(48)
Ending balance	976	1,010	1,055
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	636
Ending balance	476	636
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,400	1,464
Acquisitions	2
Foreign exchange	(64)	(64)
Ending balance	1,338	1,400	1,464
Customer relationships | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(764)	(654)
Charge for the year	(133)	(143)
Foreign exchange	35	33
Ending balance	(862)	(764)	(654)
Technology and other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5
Ending balance	8	5
Technology and other | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42	42
Additions	10	6
Disposals		(2)
Transfers	(5)	(2)
Foreign exchange	(2)	(2)
Ending balance	45	42	42
Technology and other | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(37)	(34)
Charge for the year	(1)	(4)
Foreign exchange	1	1
Ending balance	(37)	(37)	(34)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11
Ending balance	13	11
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31	28
Additions	1	2
Disposals		(1)
Transfers	5	2
Foreign exchange	(1)
Ending balance	36	31	28
Software | Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(20)	(17)
Charge for the year	(4)	(4)
Foreign exchange	1	1
Ending balance	$ (23)	$ (20)	$ (17)